STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum percentage of after-tax profit transferred by PRC subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)	50.00%
Restricted net assets	¥ 2,772,577